                Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This Supplement updates the Prospectus and Statement of Additional Information for the American Skandia APEX II variable annuity.

This  Supplement  should be read and retained with the current  Prospectus for your annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  This  Supplement is intended to update certain  information in the May, 2004 Prospectus and  Statement of  Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus  or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of
Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this supplement to announce four  additional  ProFund VP portfolios as investment  options,  certain changes to existing
ProFund VP investment options and to replace Appendix F.

1.    The  underlying  Portfolios  listed below are being  offered as new  Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect this change, in the section of the prospectus  entitled  "UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES",
          sub-section "ProFund VP":

          a.      The following information is added:

--------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
--------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                                                                                                                         Total Annual
                                                                     Management          Other           12b-1 Fees       Portfolio
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Operating
                                                                                                                           Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ -------------

          b.      Footnote 14 is replaced in its entirety by the following:

14. ProFund  Advisors LLC has  contractually  agreed to waive Investment  Advisory and Management  Services Fees and to reimburse other expenses  with  respect to all of the  ProFund VP  options,  except for  ProFund VP Short  Mid-Cap  Fund,  to the extent  Total  Annual
Portfolio  Operating  Expenses,  as a percentage of average daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S. Government Plus)
through  December  31,  2004.  After such date,  any of the  expense  limitations  may be  terminated  or  revised.  Amounts  waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or reimbursement to the extent that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation in place at that time. A waiver or reimbursement  lowers the expense  ratio and increases  overall  returns to  investors.  "Other  Expenses" are estimated for ProFund VP
Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

      2. The  following  underlying  Portfolios  are being added to the chart in the  prospectus  in the section  entitled  "INVESTMENT
      OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     3.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be included  in certain of its  indexes.  As a result,  there will be changes to certain  ProFund VP  investment  options as  described below.

       a.  Effective on or about December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the Dow
Jones U.S.  Consumer  Cyclical Sector Index to the Dow Jones U.S.  Consumer Services Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow
Jones U.S. Consumer  Non-Cyclical  Sector Index to the Dow Jones U.S. Consumer Goods Index and the name of the portfolio will change to the ProFund VP Consumer Goods  Portfolio.  As a result,  in the section of the prospectus  entitled  "Investment  Options/What  are the
Investment  Objectives and Policies of the  Portfolios?",  the chart  describing the investment  style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In  addition,  the  changes  being  implemented  by Dow Jones & Company,  Inc.  will  result in other  changes to ProFund VP investment  options  but do not  involve  significant  changes to the index  composition  of these  portfolios.  Effective  on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above  ProFund VP investment  options  affected by the index changes are referred to in several  places within the  prospectus  and statement of additional  information.  The supplement is intended to amend each of such  references.  You may find further  information about these changes in the prospectus supplement for each portfolio.

      4.   The following Appendix F replaces Appendix F in your prospectus (as supplemented on June 2, 2004):

                                                APPENDIX F: HYPOTHETICAL ILLUSTRATIONS

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

We assume that (i) the contract  was issued to a male who was 60 years old on the Issue Date,  (ii) he made a single  Purchase  Payment of $100,000 on the Issue Date, and (iii) he took no withdrawals during the time period illustrated.

To calculate the Annuity Values  illustrated on the following pages, we start with certain  hypothetical  rates of return (i.e.,  gross rates of return  equal to 10%,  6% and 0%  annually).  The  hypothetical  gross  rates of return are first  reduced  by the  arithmetic average fees of the mutual funds  underlying the variable  investment  options.  To compute the  arithmetic  average of the fees of the underlying  mutual funds, we added the investment  management fees, other expenses,  and any 12b-1 fees of each underlying  mutual fund and then divided that sum by the number of mutual fund options within the annuity  product.  In other words, we assumed  hypothetically that values are allocated  equally among the variable  investment  options.  If you  allocated  the Annuity Value  unequally  among the variable  investment  options,  that would affect the amount of mutual fund fees that you bear indirectly,  and thereby would influence the values under your annuity  contract.  Based on the fees of the  underlying  mutual funds as of December 31, 2003 (not giving effect to the expense  reimbursements  or expense  waivers that are described in the prospectus fee table),  the arithmetic  average fund fees were equal to 1.67%  annually.  If we did take  expense  reimbursements  and waivers  into  account  here,  that would have lowered the arithmetic  average,  and thereby  increased the illustrated  values.  The  hypothetical  gross rates of return are next reduced by the
Insurance Charge, the Distribution  Charge (as applicable) and the charge for the Combination 5% Roll-Up and Highest  Anniversary Value
Death Benefit.  Finally,  the Annuity Value is reduced by the Annual  Maintenance Fee and the charge for the Guaranteed  Minimum Income
Benefit.  The hypothetical  gross rates of return of 10%, 6% and 0% annually,  when reduced by the arithmetic  average mutual fund fees and the  Insurance  Charge,  the  Distribution  Charge (as  applicable)  and the  charge for the  Combination  5% Roll-up  and  Highest
Anniversary Value Death Benefit,  correspond to net annual rates of return of 5.84%,  1.99% and -3.78%,  respectively.  These net rates of return do not reflect the Annual  Maintenance  Fee or the charge for the Guaranteed  Minimum Income  Benefit.  If those charges were reflected in the  above-referenced  net returns,  then the net returns  would be lower.  An "N/A" in these columns  indicates  that the benefit cannot be exercised in that year.

The values that you actually  experience  under a contract will be different  from what is depicted here if any of the  assumptions  we make here differ from your circumstances.  We will provide you with a personalized illustration upon request.

Please see your  prospectus  for the  meaning of the terms used here and for a  description  of how the  various  illustrated  features operate.

                                              American Skandia Life Assurance Corporation
                                                    A Prudential Financial Company
                                                           1 Corporate Drive
                                                           Shelton, CT 06484

                                                            1-800-766-4530

American Skandia APEX II
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
                                                  Combination 5% Roll-Up and Highest Anniversary Value Death Benefit
                                                  Guaranteed Minimum Income Benefit

10% Assumed Rate Of Return
 ----------------------------------------------------------------------------------------------------------------------------------------
      Year        Owner Age      Annuity Value     Surrender Value     Combination 5%    Protected Value  GMIB              Projected
                                                                         Roll-up and                      Guaranteed        Contract
                                                                           Highest                        Annual Payout  Annual Annuity
                                                                      Anniversary Value                   for Single       Payout for
                                                                        Death Benefit                     Life with 10     Single Life
                                                                                                          year Period     Annuity with
                                                                                                          Certain        10 Year Period
                                                                                                                             Certain
 ----------------------------------------------------------------------------------------------------------------------------------------
              1              61           105,325              97,325            105,325           105,000            N/A            N/A
              2              62           110,935             103,935            110,935           110,250            N/A            N/A
              3              63           116,846             110,846            116,846           115,763            N/A            N/A
              4              64           123,074             123,074            123,074           121,551            N/A            N/A
              5              65           129,636             129,636            129,636           127,628            N/A            N/A
              6              66           136,549             136,549            136,549           134,010            N/A            N/A
              7              67           143,834             143,834            143,834           140,710          7,323          9,219
              8              68           151,509             151,509            151,509           147,746          7,895          9,953
              9              69           159,596             159,596            159,596           155,133          8,518         10,749
             10              70           168,118             168,118            168,118           162,889          9,693         11,613
             15              75           218,122             218,122            218,122           200,000         13,631         17,130
             20              80           284,046             284,046            284,046           200,000         15,230         24,644
             25              85           371,595             371,595            371,595           200,000         17,364         35,945
 ----------------------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------------------

 6% Assumed Rate of Return
 -------------------------------------------------
                                                 ----------------------------------------------------------------------------------------
      Year        Owner Age      Annuity Value     Surrender Value     Combination 5%    Protected Value  GMIB              Projected
                                                                         Roll-up and                      Guaranteed        Contract
                                                                           Highest                        Annual Payout  Annual Annuity
                                                                      Anniversary Value                   for Single       Payout for
                                                                        Death Benefit                     Life with 10     Single Life
                                                                                                          year Period     Annuity with
                                                                                                          Certain        10 Year Period
                                                                                                                             Certain
 ----------------------------------------------------------------------------------------------------------------------------------------
              1              61           101,476              93,476            105,000           105,000            N/A            N/A
              2              62           102,957              95,957            110,250           110,250            N/A            N/A
              3              63           104,439              98,439            115,763           115,763            N/A            N/A
              4              64           105,923             105,923            121,551           121,551            N/A            N/A
              5              65           107,407             107,407            127,628           127,628            N/A            N/A
              6              66           108,889             108,889            134,010           134,010            N/A            N/A
              7              67           110,368             110,368            140,710           140,710          7,323          7,074
              8              68           111,843             111,843            147,746           147,746          7,895          7,347
              9              69           113,310             113,310            155,133           155,133          8,518          7,632
             10              70           114,769             114,769            162,889           162,889          9,693          7,928
             15              75           121,870             121,870            207,893           200,000         13,631          9,571
             20              80           129,278             129,278            265,330           200,000         15,230         11,216
             25              85           137,453             137,453            265,330           200,000         17,364         13,296
 ----------------------------------------------------------------------------------------------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------------------

 0% Assumed Rate of Return
 -------------------------------------------------
 ----------------------------------------------------------------------------------------------------------------------------------------
      Year        Owner Age      Annuity Value     Surrender Value     Combination 5%    Protected Value  GMIB              Projected
                                                                         Roll-up and                      Guaranteed        Contract
                                                                           Highest                        Annual Payout  Annual Annuity
                                                                      Anniversary Value                   for Single       Payout for
                                                                        Death Benefit                     Life with 10     Single Life
                                                                                                          year Period     Annuity with
                                                                                                          Certain        10 Year Period
                                                                                                                             Certain
 ----------------------------------------------------------------------------------------------------------------------------------------
              1              61            95,669              87,669            105,000           105,000            N/A            N/A
              2              62            91,475              84,475            110,250           110,250            N/A            N/A
              3              63            87,414              81,414            115,763           115,763            N/A            N/A
              4              64            83,478              83,478            121,551           121,551            N/A            N/A
              5              65            79,661              79,661            127,628           127,628            N/A            N/A
              6              66            75,958              75,958            134,010           134,010            N/A            N/A
              7              67            72,362              72,362            140,710           140,710          7,323          4,638
              8              68            68,868              68,868            147,746           147,746          7,895          4,524
              9              69            65,469              65,469            155,133           155,133          8,518          4,410
             10              70            62,162              62,162            162,889           162,889          9,693          4,294
             15              75            46,819              46,819            207,893           200,000         13,631          3,677
             20              80            33,808              33,808            265,330           200,000         15,230          2,933
             25              85            23,080              23,080            265,330           200,000         17,364          2,233
 ----------------------------------------------------------------------------------------------------------------------------------------

APEX II Supp (11.12.04)                                           1                                                       APEX2Sup2

               Supplement dated November 12, 2004 to the May, 2004 Prospectus and Statement of Additional Information

 This  Supplement  updates the Prospectus  and Statement of Additional  Information  for the following  variable  annuity  products:
 Stagecoach  Advisor Plan III,  Stagecoach XTra Credit SIX,  Stagecoach APEX II, American  Skandia  Variable  Immediate  Annuity and
 American Skandia Variable Adjustable Immediate Annuity.

This Supplement  should be read and retained with the current  Prospectus for your annuity  contract issued by American Skandia Life
Assurance Corporation  ("American  Skandia").  This Supplement is intended to update certain information in the May, 2004 Prospectus and Statement of Additional  Information  for the variable  annuity you own, and is not intended to be a prospectus or offer for any other  variable  annuity  listed here that you do not own. If you would like another copy of the current  Prospectus  or a Statement of Additional Information, please contact American Skandia at 1-800-766-4530.

We are issuing this  supplement to announce four  additional  ProFund VP  portfolios  as investment  options and certain  changes to existing ProFund VP investment options.

1.    The underlying  Portfolios  listed below are being offered as new Sub-accounts  under your Annuity as of November 22, 2004. In order to reflect  this  change,  in the  section of the  prospectus  entitled  "UNDERLYING  MUTUAL FUND  PORTFOLIO  ANNUAL
          EXPENSES", sub-section "ProFund VP":

          a.      The following information is added:

-------------------------------------------------------------------------------------------------------------------------------------
                                          UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                              (as a percentage of the average net assets of the underlying Portfolios)
-------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                                                                                                                            Total
                                                                     Management          Other           12b-1 Fees        Annual
                      UNDERLYING PORTFOLIO                              Fees           Expenses 1                         Portfolio
                                                                                                                          Operating
                                                                                                                          Expenses
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
                           ProFund VP
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Growth                                                    0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Large-Cap Value                                                     0.75%             0.85%              0.25%           1.85%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Small-Cap                                                     0.75%             1.71%              0.25%           2.71%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------
VP Short Mid-Cap                                                       0.75%             0.80%              0.25%           1.80%
----------------------------------------------------------------- ----------------- ----------------- ------------------ ------------

          b.      Footnote 14 is replaced in its entirety by the following:

14.  ProFund  Advisors LLC has  contractually  agreed to waive  Investment  Advisory and  Management  Services Fees and to reimburse other  expenses with respect to all of the ProFund VP options,  except for ProFund VP Short Mid-Cap Fund, to the extent Total Annual
Portfolio  Operating  Expenses,  as a percentage  of average  daily net assets,  exceed 1.98% (1.73% for ProFund VP U.S.  Government
Plus) through  December 31, 2004.  After such date, any of the expense  limitations may be terminated or revised.  Amounts waived or reimbursed in a particular  fiscal year may be repaid to ProFund  Advisors LLC within three years of the waiver or  reimbursement to the extent  that  recoupment  will not cause the  Portfolio's  expenses to exceed any expense  limitation  in place at that time.  A waiver or  reimbursement  lowers the expense ratio and increases  overall returns to investors.  "Other  Expenses" are estimated for
ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth and ProFund VP Short Mid-Cap.

      2. The following  underlying  Portfolios  are being added to the chart in the prospectus in the section  entitled  "INVESTMENT
      OPTIONS/What are the Investment Objectives and Policies of the Portfolios?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the S&P  500/Barra  Growth  Index(R).  The S&P 500/Barra
    LARGE CAP       Growth Index is a market  capitalization  weighted index comprised of the stocks in the S&P 500
      GROWTH        Index that have comparatively  high  price-to-book  ratios as determined before each semiannual rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Large-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that correspond  to the daily  performance  of the S&P  500/Barra  Value  Index(R).  The S&P 500/Barra
                    Value Index is a market  capitalization  weighted index  comprised of the stocks in the S&P 500   ProFund Advisors LLC
 LARGE CAP VALUE    Index that have comparatively low price-to-book as determined before each semiannual  rebalance date.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short Small-Cap:  seeks daily  investment  results,  before fees and expenses,  that correspond to the inverse  (opposite) of the daily  performance of the Russell 2000(R)Index.  If
                    ProFund VP Short  Small-Cap is successful in meeting its objective,  its net asset value should gain  approximately the same amount, on a percentage basis, as any decrease in the Russell 2000
                    Index when the Index  declines  on a given day.  Conversely,  its net asset  value  should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
 SMALL-CAP BLEND    Index  rises on a given  day.  The  Russell  2000 Index is a measure of  small-cap  U.S.  stock   ProFund Advisors LLC
                    market  performance.  It  is  an  adjusted  market  capitalization  weighted  index  containing approximately  2000 of the smallest  companies in the Russell 3000 Index or approximately 8% of the  total  market  capitalization  of  the  Russell  3000  Index,  which  in  turn  represents approximately  98% of the investable  U.S.  equity  market.  All U.S.  companies  listed on the
                    NYSE,  AMEX or NASDAQ  meeting an initial  minimum  ($1) price are  considered  for  inclusion.
                    Reconstitution occurs annually.  Securities are not replaced if they leave the index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Short  Mid-Cap:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the inverse  (opposite) of the daily  performance  of the S&P MidCap 400 Index(R).
                    If ProFund VP Short Mid-Cap is successful in meeting its objective,  its net asset value should gain  approximately  the same amount,  on a percentage basis, as any decrease in the S&P MidCap
                    400 Index when the Index declines on a given day.  Conversely,  its net asset value should lose approximately  the same amount,  on a percentage  basis,  as any increase in the Index when the
  MID-CAP BLEND     Index  rises on a given day.  The S&P MidCap 400 Index is a measure of  mid-size  company  U.S.
                    stock  market  performance.  It is a  capitalization  weighted  index  of  400  U.S.  operating companies  and REITS.  Securities  are selected for  inclusion in the index by an S&P committee through a  non-mechanical  process that  factors  criteria  such as  liquidity,  price,  market capitalization,  financial  viability,  and  public  float.  Reconstitution  occurs  both  on a quarterly and ongoing basis.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

     3.    Effective on or about December 17, 2004, Dow Jones & Company,  Inc. will implement a new method for classifying companies to be  included  in certain  of its  indexes.  As a result,  there will be  changes  to  certain  ProFund VP  investment  options as described below.

       a.  Effective on or about  December 17, 2004, the index for the ProFund VP Consumer  Cyclical  Portfolio will change from the
Dow Jones U.S.  Consumer  Cyclical  Sector Index to the Dow Jones U.S.  Consumer  Services  Index and the name of the portfolio will change to the ProFund VP Consumer  Services  Portfolio.  The index for the ProFund VP Consumer  Non-Cyclical  Portfolio  will change from the Dow  Jones  U.S.  Consumer  Non-Cyclical  Sector  Index to the Dow  Jones  U.S.  Consumer  Goods  Index and the name of the portfolio  will  change to the  ProFund  VP  Consumer  Goods  Portfolio.  As a result,  in the  section of the  prospectus  entitled
"Investment  Options/What are the Investment Objectives and Policies of the Portfolios?",  the chart describing the investment style and objectives of the underlying portfolios is revised as follows to reflect these changes:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer Services:  seeks daily investment results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  relevant  index.  The Dow Jones  U.S.  Consumer
                    Services Index measures the  performance of the consumer  spending in the services  industry of the U.S. equity market.  Component companies include airlines,  broadcasting and entertainment, apparel  and  broadline  retailers,  food  and  drug  retailers,  media  agencies,  publishing, gambling, hotels, restaurants and bars, and travel and tourism.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Goods:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the relevant Index.  The Dow Jones U.S.  Consumer Goods
                    Index  measures  the  performance  of the consumer  spending in the goods  industry of the U.S.
                    equity market.  Component companies include  automobiles and auto parts and tires,  brewers and distillers,  farming and fishing,  durable and  non-durable  household  product  manufacturers, cosmetic companies, food and tobacco products, clothing accessories and footware.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

       b.  In addition,  the changes  being  implemented  by Dow Jones & Company,  Inc.  will result in other  changes to ProFund VP investment  options but do not involve  significant  changes to the index  composition  of these  portfolios.  Effective on or about
December 17, 2004,  the names and  benchmarks of the following  ProFund VP investment  options will be changed to conform to changes in the relevant index name:

----------------------------------- --------------------------------- -------------------------------- ---------------------------------
        Current Fund Name                    New Fund Name                   Current Benchmark                  New Benchmark
                                                                                Index Name                        Index Name
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Energy                   ProFund VP Oil & Gas               Dow Jones U.S. Energy Sector     Dow Jones U.S. Oil & Gas Index
                                                                                   Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Financial                ProFund VP Financials                Dow Jones U.S. Financial      Dow Jones U.S. Financials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Healthcare               ProFund VP Health Care               Dow Jones U.S. Healthcare     Dow Jones U.S. Health Care Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
----------------------------------- --------------------------------- -------------------------------- ---------------------------------
ProFund VP Industrial               ProFund VP Industrials               Dow Jones U.S. Industrial     Dow Jones U.S. Industrials Index
                                                                               Sector Index
----------------------------------- --------------------------------- -------------------------------- ---------------------------------

The above ProFund VP investment  options  affected by the index changes are referred to in several  places within the prospectus and statement  of  additional  information.  The  supplement  is  intended  to  amend  each of such  references.  You may  find  further information about these changes in the prospectus supplement for each portfolio.

WLS APEX II/WLS ASAP 3/WLS XT 6/
VIA-S/VIA-T Supp (11.12.04)                                       3                                                     NOILLUSSup2